April 8, 2011

DREYFUS MANAGER FUNDS I
–DREYFUS ALPHA GROWTH FUND

Supplement to Prospectus
dated August 1, 2010

     The Board of Trustees of Dreyfus Manager Funds I (the “Trust”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of Dreyfus Alpha Growth Fund (the “Fund”), and Dreyfus Research Growth Fund, Inc. (the “Acquiring Fund”).The Agreement provides for the transfer of the Fund’s assets to the Acquiring Fund in a tax-free exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund’s stated liabilities, the distribution of shares of the Acquiring Fund to Fund shareholders and the subsequent termination of the Fund (the “Reorganization”).

     It is currently contemplated that shareholders of the Fund as of May 18, 2011 (the “Record Date”) will be asked to approve the Agreement on behalf of the Fund at a special meeting of shareholders to be held on or about August 11, 2011. If the Agreement is approved, the Reorganization will become effective on or about November 7, 2011.

     In anticipation of the Reorganization, effective on or about May 2, 2011 (the “Sales Discontinuance Date”), the Fund will be closed to any investments for new accounts, except that new accounts may be established by:

  Participants in group employer retirements plans (and their successor plans), provided that the plan sponsor has been approved by Dreyfus and established the Fund as an investment option in the plan by the close of business on the Sales Discontinuance Date;

  Wrap programs that established the Fund as an investment option under the wrap program by the close of business on the Sales Discontinuance Date; and

  Certain firms on behalf of their high net worth clients, provided that such firms have been approved by Dreyfus and continuously maintained investments in the Fund on behalf of their clients since the close of business on the Sales Discontinuance Date.

     Shareholders of the Fund as of the Sales Discontinuance Date may continue to make additional purchases and to reinvest dividends and capital gains into their existing Fund accounts up until the time of the Reorganization.

     A Prospectus/Proxy Statement with respect to the proposed Reorganization will be mailed prior to the meeting to Fund shareholders as of the Record Date. The Prospectus/Proxy Statement will describe the Acquiring Fund and other matters. Investors may obtain a free copy of the Prospectus of the Acquiring Fund by calling 1-800-554-4611.

6031S0411

April 8, 2011

DREYFUS MANAGER FUNDS I
–DREYFUS RESEARCH CORE FUND

Supplement to Prospectus
dated August 1, 2010,
as revised October 1, 2010

     The Board of Trustees of Dreyfus Manager Funds I (the “Trust”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of Dreyfus Research Core Fund (the “Fund”), and Dreyfus Research Growth Fund, Inc. (the “Acquiring Fund”).The Agreement provides for the transfer of the Fund’s assets to the Acquiring Fund in a tax-free exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund’s stated liabilities, the distribution of shares of the Acquiring Fund to Fund shareholders and the subsequent termination of the Fund (the “Reorganization”).

     It is currently contemplated that shareholders of the Fund as of May 18, 2011 (the “Record Date”) will be asked to approve the Agreement on behalf of the Fund at a special meeting of shareholders to be held on or about August 11, 2011. If the Agreement is approved, the Reorganization will become effective on or about November 9, 2011.

     In anticipation of the Reorganization, effective on or about May 2, 2011 (the “Sales Discontinuance Date”), the Fund will be closed to any investments for new accounts, except that new accounts may be established by:

  Participants in group employer retirements plans (and their successor plans), provided that the plan sponsor has been approved by Dreyfus and established the Fund as an investment option in the plan by the close of business on the Sales Discontinuance Date;

  Wrap programs that established the Fund as an investment option under the wrap program by the close of business on the Sales Discontinuance Date; and

  Certain firms on behalf of their high net worth clients, provided that such firms have been approved by Dreyfus and continuously maintained investments in the Fund on behalf of their clients since the close of business on the Sales Discontinuance Date.

     Shareholders of the Fund as of the Sales Discontinuance Date may continue to make additional purchases and to reinvest dividends and capital gains into their existing Fund accounts up until the time of the Reorganization.

     A Prospectus/Proxy Statement with respect to the proposed Reorganization will be mailed prior to the meeting to Fund shareholders as of the Record Date. The Prospectus/Proxy Statement will describe the Acquiring Fund and other matters. Investors may obtain a free copy of the Prospectus of the Acquiring Fund by calling 1-800-554-4611.

6016S0411